Inventories - Summary of Accompanying Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories	$ 1,312,062	$ 884,148
Bunkers [Member]
Inventory [Line Items]
Inventories	1,026,545	554,165
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 285,517	$ 329,983